Post-employment benefits - Assumptions used for defined-benefit obligations (Detail)	Dec. 31, 2018	Dec. 31, 2017
Post-employment benefits [Abstract]
Actuarial assumption of discount rates	3.20%	2.80%
Actuarial assumption of expected rates of inflation	2.10%	2.10%
Actuarial assumption of expected rates of salary increases	2.40%	2.40%